Accumulated Other Comprehensive (Loss) Income, Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income [Roll Forward]
Before tax (loss) income		$ 3.0	$ (36.7)	$ 124.6
Income tax effect		(3.8)	(10.8)	18.0
Other comprehensive (loss) income, net of tax	[1]	(0.8)	(47.5)	142.6
ASU 2017-12 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)				0.3
ASU 2018-02 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)	[1]		(8.2)
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	[1]	(247.0)	(199.8)	(342.4)
Ending balance	[1]	(256.0)	(247.0)	(199.8)
Accumulated Other Comprehensive Income [Member] | ASU 2017-12 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)		0.0	0.3	0.0
Accumulated Other Comprehensive Income [Member] | ASU 2018-02 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)		(8.2)	0.0	0.0
Foreign Currency Translation Adjustments, Net [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	[1]	(190.6)	(129.6)	(235.6)
Before tax (loss) income		4.1	(54.3)	74.8
Income tax effect		(5.6)	(6.7)	31.2
Other comprehensive (loss) income, net of tax	[1]	(1.5)	(61.0)	106.0
Ending balance	[1]	(193.6)	(190.6)	(129.6)
Foreign Currency Translation Adjustments, Net [Member] | ASU 2017-12 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)				0.0
Foreign Currency Translation Adjustments, Net [Member] | ASU 2018-02 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)	[1]		(1.5)
Unrealized (Losses) Gains on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	[1]	(11.4)	(29.8)	(42.2)
Before tax (loss) income		8.2	25.3	20.0
Income tax effect		(1.0)	(7.2)	(7.6)
Other comprehensive (loss) income, net of tax	[1]	7.2	18.1	12.4
Ending balance	[1]	(10.9)	(11.4)	(29.8)
Unrealized (Losses) Gains on Cash Flow Hedges [Member] | ASU 2017-12 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)				0.3
Unrealized (Losses) Gains on Cash Flow Hedges [Member] | ASU 2018-02 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)	[1]		(6.7)
Pension and Postretirement Benefit Plans [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	[1]	(45.0)	(40.4)	(64.6)
Before tax (loss) income		(9.3)	(7.7)	29.8
Income tax effect		2.8	3.1	(5.6)
Other comprehensive (loss) income, net of tax	[1]	(6.5)	(4.6)	24.2
Ending balance	[1]	$ (51.5)	(45.0)	(40.4)
Pension and Postretirement Benefit Plans [Member] | ASU 2017-12 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)				$ 0.0
Pension and Postretirement Benefit Plans [Member] | ASU 2018-02 [Member]
Accumulated Other Comprehensive Income [Roll Forward]
Cumulative-effect adjustment upon adoption of new accounting standard (ASU 2017-12)	[1]		$ 0.0

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.